QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 0.9%
China Telecom Corp. Ltd., Class H Shares	2,100,000	$626,558	(a)
Deutsche Telekom AG, Registered Shares	48,000	803,748	(a)

Total Diversified Telecommunication Services		1,430,306

Entertainment - 1.0%
Electronic Arts Inc.	10,400	1,472,848	*

Interactive Media & Services - 4.8%
Alphabet Inc., Class A Shares	1,632	2,428,335	*
Alphabet Inc., Class C Shares	1,500	2,224,440	*
Auto Trader Group PLC	153,000	1,079,922	(a)
Facebook Inc., Class A Shares	6,600	1,674,222	*

Total Interactive Media & Services		7,406,919

Media - 1.5%
Interpublic Group of Cos. Inc.	45,000	812,250
Liberty Global PLC, Class C Shares	44,000	1,001,440	*
Omnicom Group Inc.	10,000	537,300

Total Media		2,350,990

Wireless Telecommunication Services - 0.3%
NTT DOCOMO Inc.	18,000	495,205	(a)

TOTAL COMMUNICATION SERVICES		13,156,268

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.7%
Magna International Inc.	23,000	1,063,071

Internet & Direct Marketing Retail - 4.6%
Amazon.com Inc.	1,730	5,474,896	*
Booking Holdings Inc.	430	714,716	*
eBay Inc.	16,500	912,120

Total Internet & Direct Marketing Retail		7,101,732

Specialty Retail - 4.1%
Foot Locker Inc.	11,100	326,229
Home Depot Inc.	10,100	2,681,449
Lowe’s Cos. Inc.	15,000	2,233,650
Ross Stores Inc.	12,080	1,083,213

Total Specialty Retail		6,324,541

Textiles, Apparel & Luxury Goods - 1.5%
NIKE Inc., Class B Shares	15,600	1,522,716
Pandora A/S	12,200	778,012	(a)

Total Textiles, Apparel & Luxury Goods		2,300,728

TOTAL CONSUMER DISCRETIONARY		16,790,072

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	1

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Asahi Group Holdings Ltd.	21,500	$705,752	(a)
Coca-Cola Co.	22,400	1,058,176
Monster Beverage Corp.	10,500	824,040	*

Total Beverages		2,587,968

Food & Staples Retailing - 2.7%
Koninklijke Ahold Delhaize NV	49,743	1,433,883	(a)
Kroger Co.	40,000	1,391,600
Walmart Inc.	10,500	1,358,700

Total Food & Staples Retailing		4,184,183

Household Products - 2.5%
Clorox Co.	4,100	969,691
Kimberly-Clark Corp.	9,900	1,505,196
Procter & Gamble Co.	10,500	1,376,760

Total Household Products		3,851,647

Personal Products - 0.4%
Herbalife Nutrition Ltd.	12,500	640,500	*

Tobacco - 1.1%
Philip Morris International Inc.	11,000	844,910
Swedish Match AB	12,100	927,086	(a)

Total Tobacco		1,771,996

TOTAL CONSUMER STAPLES		13,036,294

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
ENEOS Holdings Inc.	158,800	555,149	(a)
GS Holdings Corp.	10,600	312,145	(a)
Lundin Energy AB	30,500	706,681	(a)
Phillips 66	14,600	905,492
Repsol SA	82,754	646,020	(a)
Valero Energy Corp.	13,300	747,859

TOTAL ENERGY		3,873,346

FINANCIALS - 12.9%
Banks - 5.2%
Bank of America Corp.	28,000	696,640
Bank of Nova Scotia	25,500	1,047,262
Citizens Financial Group Inc.	39,342	976,075
Fifth Third Bancorp	38,000	754,680
ING Groep NV	150,000	1,039,958	(a)
JPMorgan Chase & Co.	6,600	637,824
Lloyds Banking Group PLC	2,140,000	742,138	(a)

See Notes to Schedule of Investments.

2	QS Global Equity Fund 2020 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Skandinaviska Enskilda Banken AB, Class A Shares	104,208	$1,010,031	*(a)
Swedbank AB, Class A Shares	63,800	1,036,505	*(a)

Total Banks		7,941,113

Consumer Finance - 0.7%
Capital One Financial Corp.	16,705	1,065,779

Insurance - 6.6%
Aegon NV	141,253	417,287	(a)
Allianz SE, Registered Shares	7,524	1,569,337	(a)
Allstate Corp.	14,400	1,359,216
Aviva PLC	220,000	765,860	(a)
CNP Assurances	76,500	926,712	*(a)
Direct Line Insurance Group PLC	200,000	779,781	(a)
Manulife Financial Corp.	71,000	951,473
MetLife Inc.	32,600	1,233,910
Principal Financial Group Inc.	16,084	682,444
Prudential PLC	105,800	1,546,279	(a)

Total Insurance		10,232,299

Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	16,800	601,944

TOTAL FINANCIALS		19,841,135

HEALTH CARE - 15.5%
Biotechnology - 2.5%
Amgen Inc.	5,900	1,443,553
Biogen Inc.	4,897	1,345,157	*
Regeneron Pharmaceuticals Inc.	1,600	1,011,312	*

Total Biotechnology		3,800,022

Health Care Equipment & Supplies - 2.4%
Baxter International Inc.	11,400	984,732
IDEXX Laboratories Inc.	4,300	1,710,325	*
Masimo Corp.	4,400	968,528	*

Total Health Care Equipment & Supplies		3,663,585

Health Care Providers & Services - 4.5%
Amedisys Inc.	5,400	1,264,464	*
Cardinal Health Inc.	24,000	1,310,880
Humana Inc.	3,900	1,530,555
McKesson Corp.	10,500	1,576,680
UnitedHealth Group Inc.	4,400	1,332,232

Total Health Care Providers & Services		7,014,811

Health Care Technology - 1.3%
Veeva Systems Inc., Class A Shares	7,500	1,984,275	*

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	3

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	26,500	$1,554,490
Merck & Co. Inc.	21,900	1,757,256
Novo Nordisk A/S, Class B Shares	13,300	877,490	(a)
Roche Holding AG	6,200	2,145,252	(a)
Shionogi & Co. Ltd.	17,700	1,051,313	(a)

Total Pharmaceuticals		7,385,801

TOTAL HEALTH CARE		23,848,494

INDUSTRIALS - 9.4%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	3,500	1,326,395
Northrop Grumman Corp.	3,800	1,235,038

Total Aerospace & Defense		2,561,433

Airlines - 0.5%
Southwest Airlines Co.	26,000	803,140

Construction & Engineering - 1.4%
Ferrovial SA	30,000	736,564	(a)
JGC Holdings Corp.	67,000	682,550	(a)
Obayashi Corp.	81,000	724,449	(a)

Total Construction & Engineering		2,143,563

Machinery - 1.2%
Mitsubishi Heavy Industries Ltd.	27,500	641,934	(a)
Parker-Hannifin Corp.	4,334	775,439
Yangzijiang Shipbuilding Holdings Ltd.	775,000	519,544	(a)

Total Machinery		1,936,917

Professional Services - 1.4%
Robert Half International Inc.	16,500	839,355
Wolters Kluwer NV	16,200	1,280,841	(a)

Total Professional Services		2,120,196

Road & Rail - 0.7%
CSX Corp.	16,300	1,162,842

Trading Companies & Distributors - 2.1%
HD Supply Holdings Inc.	21,000	737,100	*
Marubeni Corp.	144,600	669,789	(a)
Mitsubishi Corp.	40,000	807,528	(a)
W.W. Grainger Inc.	2,900	990,437

Total Trading Companies & Distributors		3,204,854

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	30,000	548,702	(a)

TOTAL INDUSTRIALS		14,481,647

See Notes to Schedule of Investments.

4	QS Global Equity Fund 2020 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 2.7%
Cisco Systems Inc.	30,060	$1,415,826
Juniper Networks Inc.	39,700	1,007,586
Telefonaktiebolaget LM Ericsson, Class B Shares	143,488	1,654,787	(a)

Total Communications Equipment		4,078,199

Electronic Equipment, Instruments & Components - 0.6%
Jabil Inc.	26,752	932,575

IT Services - 1.3%
PayPal Holdings Inc.	10,500	2,058,735	*

Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials Inc.	30,700	1,974,931
ASML Holding NV	5,700	2,013,489	(a)
NXP Semiconductors NV	12,000	1,410,360
Texas Instruments Inc.	12,620	1,609,681
Xilinx Inc.	13,500	1,449,225

Total Semiconductors & Semiconductor Equipment		8,457,686

Software - 5.8%
Check Point Software Technologies Ltd.	7,300	915,055	*
Citrix Systems Inc.	10,300	1,470,428
Microsoft Corp.	27,000	5,535,270
Oracle Corp.	19,200	1,064,640

Total Software		8,985,393

Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc.	20,200	8,585,808
NetApp Inc.	17,385	770,156
Samsung Electronics Co. Ltd.	24,679	1,201,181	(a)

Total Technology Hardware, Storage & Peripherals		10,557,145

TOTAL INFORMATION TECHNOLOGY		35,069,733

MATERIALS - 3.6%
Chemicals - 1.3%
Eastman Chemical Co.	14,500	1,082,135
Mitsubishi Gas Chemical Co. Inc.	54,500	867,412	(a)

Total Chemicals		1,949,547

Construction Materials - 0.5%
LafargeHolcim Ltd., Registered Shares	18,000	852,407	*(a)

Metals & Mining - 1.8%
Fortescue Metals Group Ltd.	95,000	1,180,863	(a)

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	5

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

SECURITY		SHARES	VALUE
Metals & Mining - (continued)
Glencore PLC		454,800	$1,048,801	*(a)
Mitsubishi Materials Corp.		24,500	501,300	(a)

Total Metals & Mining			2,730,964

TOTAL MATERIALS			5,532,918

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Stockland		310,000	705,780	(a)

Real Estate Management & Development - 2.0%
CapitaLand Ltd.		325,000	646,240	(a)
China Vanke Co. Ltd., Class H Shares		225,700	711,311	(a)
Daito Trust Construction Co. Ltd.		6,200	487,801	(a)
Daiwa House Industry Co. Ltd.		30,000	666,986	(a)
Hongkong Land Holdings Ltd.		135,000	514,654	(a)

Total Real Estate Management & Development			3,026,992

TOTAL REAL ESTATE			3,732,772

UTILITIES - 3.1%
Electric Utilities - 1.9%
Chubu Electric Power Co. Inc.		65,000	771,557	(a)
Fortum oyj		45,297	923,229	(a)
NRG Energy Inc.		23,500	794,535
Tohoku Electric Power Co. Inc.		53,000	500,221	(a)

Total Electric Utilities			2,989,542

Multi-Utilities - 1.2%
Atco Ltd., Class I Shares		29,600	921,071
Canadian Utilities Ltd., Class A Shares		36,000	923,483

Total Multi-Utilities			1,844,554

TOTAL UTILITIES			4,834,096

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $122,589,265)			154,196,775

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $972,035)	0.063%	972,035	972,035

TOTAL INVESTMENTS - 100.5% (Cost - $123,561,300)			155,168,810
Liabilities in Excess of Other Assets - (0.5)%			(828,143)

TOTAL NET ASSETS - 100.0%			$154,340,667

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

6	QS Global Equity Fund 2020 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$10,150,835	$3,005,433	—	$13,156,268
Consumer Discretionary	16,012,060	778,012	—	16,790,072
Consumer Staples	9,969,573	3,066,721	—	13,036,294
Energy	1,653,351	2,219,995	—	3,873,346
Financials	10,007,247	9,833,888	—	19,841,135
Health Care	19,774,439	4,074,055	—	23,848,494
Industrials	7,869,746	6,611,901	—	14,481,647
Information Technology	30,200,276	4,869,457	—	35,069,733
Materials	1,082,135	4,450,783	—	5,532,918
Real Estate	—	3,732,772	—	3,732,772
Utilities	2,639,089	2,195,007	—	4,834,096

Total Long-Term Investments	109,358,751	44,838,024	—	154,196,775

Short-Term Investments†	972,035	—	—	972,035

Total Investments	$110,330,786	$44,838,024	—	$155,168,810

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10